Schedule I - Footnote Disclosures (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015	May 29, 2015	Dec. 20, 2013
Condensed Financial Statements, Captions [Line Items]
Long-term debt	$ 553,775	$ 579,742	$ 540,209
Payment in Kind (PIK) Note [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	133,286	$ 141,328	$ 118,764	$ 115,000
Debt instrument, stated interest rate (as a percent)				11.25%
Issue price percentage of principle amount				97.00%
Interest Costs Capitalized	21,800
Payment in Kind (PIK) Note [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	133,286			$ 115,000
Debt instrument, stated interest rate (as a percent)				11.25%
Issue price percentage of principle amount				97.00%
Interest Costs Capitalized	21,800
Notes Payable [Member]
Condensed Financial Statements, Captions [Line Items]
Debt instrument, stated interest rate (as a percent)					8.50%
Notes Payable [Member] | Promissory Note 12.0 Million Amaya [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	13,000			$ 12,000
Debt instrument, stated interest rate (as a percent)				5.00%
Interest Costs Capitalized	1,000
Notes Payable [Member] | Promissory Note 12.0 Million Amaya [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt	13,000			$ 12,000
Debt instrument, stated interest rate (as a percent)				5.00%
Interest Costs Capitalized	$ 1,000